FCF US Quality ETF
Schedule of Investments
October 31, 2023 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.3%
Communications - 6.8%
Airbnb, Inc. - Class A (a)(d)	14,929	$1,765,951
Alphabet, Inc. - Class A (a)	52,600	6,526,608
Booking Holdings, Inc. (a)	469	1,308,304
Expedia Group, Inc. (a)	9,079	865,138
Trade Desk, Inc. - Class A (a)(d)	17,974	1,275,435
VeriSign, Inc. (a)	3,943	787,259
		12,528,695
Consumer Discretionary - 7.4%
AutoZone, Inc. (a)(d)	539	1,335,173
Builders FirstSource, Inc. (a)	11,568	1,255,359
Chipotle Mexican Grill, Inc. (a)	553	1,074,037
Coupang, Inc. (a)	45,505	773,585
eBay, Inc.	23,118	906,919
Etsy, Inc. (a)	6,267	390,434
Hilton Worldwide Holdings, Inc.	8,461	1,282,095
Live Nation Entertainment, Inc. (a)(d)	7,868	629,597
Lowe's Cos., Inc. (d)	4,329	824,978
O'Reilly Automotive, Inc. (a)	1,628	1,514,756
Starbucks Corp.	18,453	1,702,105
Taylor Morrison Home Corp. (a)	11,562	443,056
Ulta Beauty, Inc. (a)	2,905	1,107,706
Williams-Sonoma, Inc. (d)	3,108	466,946
		13,706,746
Consumer Staples - 6.6%
Altria Group, Inc.	44,937	1,805,119
Church & Dwight Co., Inc.	8,855	805,274
Clorox Co. (d)	6,003	706,553
Coca-Cola Co.	33,402	1,886,879
Colgate-Palmolive Co.	22,400	1,682,688
Hershey Co.	4,354	815,722
Kimberly-Clark Corp.	6,963	833,053
Philip Morris International, Inc.	16,351	1,457,855
Procter & Gamble Co.	8,014	1,202,341
Walmart, Inc.	6,195	1,012,325
		12,207,809
Energy - 6.7%
Antero Resources Corp. (a)	6,773	199,397
APA Corp. (d)	5,712	226,881
Cheniere Energy, Inc.	8,764	1,458,505
Chevron Corp.	11,385	1,659,136
ConocoPhillips	16,916	2,009,621
Enphase Energy, Inc. (a)(d)	7,373	586,743
Exxon Mobil Corp. (d)	35,350	3,741,797
Occidental Petroleum Corp.	14,925	922,514
PBF Energy, Inc. - Class A	13,356	634,811
Valero Energy Corp.	7,506	953,262
		12,392,667
Financials - 4.7%
Aflac, Inc.	8,754	683,775
American Express Co.	10,468	1,528,642
Ameriprise Financial, Inc.	1,594	501,425
Aon PLC - Class A	3,117	964,400
Erie Indemnity Co. - Class A	3,222	889,884
Marsh & McLennan Cos., Inc.	6,431	1,219,639
RLI Corp.	4,107	547,217
SEI Investments Co.	11,493	616,714
Synchrony Financial	31,376	880,097
T Rowe Price Group, Inc.	9,049	818,934
		8,650,727
Health Care - 16.5%
AbbVie, Inc.	24,304	3,431,239
Amgen, Inc.	4,626	1,182,868
Bristol-Myers Squibb Co.	34,454	1,775,415
Centene Corp. (a)	19,109	1,318,139
Chemed Corp.	1,174	660,551
Cigna Group	2,628	812,578
CVS Health Corp.	11,734	809,763
Elevance Health, Inc.	2,315	1,041,958
Eli Lilly & Co.	4,057	2,247,294
Gilead Sciences, Inc.	23,457	1,842,313
Halozyme Therapeutics, Inc. (a)	3,909	132,398
Humana, Inc.	2,665	1,395,634
Johnson & Johnson	1,421	210,791
Lantheus Holdings, Inc. (a)(d)	7,362	475,585
McKesson Corp.	3,381	1,539,572
Medpace Holdings, Inc. (a)	5,449	1,322,309
Merck & Co., Inc.	18,796	1,930,349
Mettler-Toledo International, Inc. (a)	416	409,843
Molina Healthcare, Inc. (a)	2,873	956,565
Option Care Health, Inc. (a)	4,370	121,180
Regeneron Pharmaceuticals, Inc. (a)	1,083	844,621
UnitedHealth Group, Inc.	9,505	5,090,498
Vertex Pharmaceuticals, Inc. (a)	2,764	1,000,872
		30,552,335
Industrials - 5.0%
A.O. Smith Corp. (d)	9,317	649,954
CH Robinson Worldwide, Inc. (d)	7,496	613,398
Cintas Corp.	2,412	1,223,173
Expeditors International of Washington, Inc.	9,307	1,016,790
H&R Block, Inc. (d)	3,816	156,647
Insperity, Inc.	6,392	676,529
Landstar System, Inc.	3,428	564,866
Lockheed Martin Corp.	3,349	1,522,589
Matson, Inc.	8,213	714,942
Otis Worldwide Corp.	9,036	697,669
Robert Half International, Inc.	8,608	643,620
Rollins, Inc.	16,887	635,120
United Parcel Service, Inc. - Class B	247	34,889
		9,150,186
Materials - 3.2%
Advanced Drainage Systems, Inc. (d)	4,754	507,870
CF Industries Holdings, Inc. (d)	12,464	994,378
Eagle Materials, Inc.	8,375	1,288,996
LyondellBasell Industries NV - Class A	7,030	634,387
Nucor Corp.	7,850	1,160,152
Olin Corp.	18,110	773,659
Sylvamo Corp. (d)	1,083	47,977
UFP Industries, Inc.	5,685	541,041
		5,948,460
Technology - 42.0% (c)
Accenture PLC - Class A	9,716	2,886,527
Adobe, Inc. (a)	6,255	3,328,035
Apple, Inc.	77,249	13,191,812
ASML Holding NV - NY Reg Shares	1,291	773,064
Atlassian Corp. - Class A (a)	6,519	1,177,592
Autodesk, Inc. (a)	5,576	1,101,985
Automatic Data Processing, Inc.	8,683	1,894,804
Booz Allen Hamilton Holding Corp.	5,503	659,975
Box, Inc. - Class A (a)(d)	31,149	774,364
Broadcom, Inc.	4,471	3,761,765
Cadence Design Systems, Inc. (a)	8,288	1,987,877
Cisco Systems, Inc.	61,628	3,212,668
CommVault Systems, Inc. (a)	13,531	884,251
Crowdstrike Holdings, Inc. - Class A (a)	2,619	462,961
Datadog, Inc. - Class A (a)	4,790	390,241
DocuSign, Inc. (a)	7,268	282,580
Dropbox, Inc. - Class A (a)	45,700	1,201,910
Extreme Networks, Inc. (a)(d)	31,685	653,345
F5, Inc. (a)	3,643	552,242
FactSet Research Systems, Inc.	2,050	885,375
Fair Isaac Corp. (a)	2,222	1,879,523
Fortinet, Inc. (a)	30,112	1,721,503
Gartner, Inc. (a)	4,556	1,512,774
Genpact, Ltd.	3,694	123,897
International Business Machines Corp.	16,258	2,351,557
Jack Henry & Associates, Inc.	6,072	856,091
Lattice Semiconductor Corp. (a)(d)	6,959	386,990
Manhattan Associates, Inc. (a)	7,662	1,493,937
Mastercard, Inc. - Class A	10,821	4,072,483
MaxLinear, Inc. (a)	8,385	127,452
Microchip Technology, Inc.	14,107	1,005,688
Microsoft Corp.	16,748	5,662,666
MSCI, Inc.	1,093	515,404
Palo Alto Networks, Inc. (a)	9,701	2,357,537
Paychex, Inc.	6,068	673,851
Progress Software Corp.	13,136	674,928
Pure Storage, Inc. - Class A (a)	32,766	1,107,819
Qualys, Inc. (a)(d)	4,820	737,219
ServiceNow, Inc. (a)	3,464	2,015,528
Splunk, Inc. (a)	2,136	314,334
Synopsys, Inc. (a)	3,222	1,512,536
Teradata Corp. (a)	11,213	479,019
Veeva Systems, Inc. - Class A (a)(d)	2,982	574,661
Visa, Inc. - Class A (d)	14,954	3,515,685
VMware, Inc. - Class A (a)(d)	4,760	693,294
Workday, Inc. - Class A (a)	1,777	376,209
Zscaler, Inc. (a)(d)	6,254	992,447
		77,798,405
Utilities - 0.4%
ONE Gas, Inc. (d)	12,884	778,194
TOTAL COMMON STOCKS (Cost $168,973,659)		183,714,224

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 9.4%
Investment Company - 9.4%
Mount Vernon Liquid Asset Portfolio, LLC, 5.55% (b)	17,343,902	17,343,902
TOTAL INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $17,343,902)		17,343,902

Total Investments (Cost $186,317,561) - 108.7%		201,058,126
Liabilities in Excess of Other Assets - (8.7)%		(16,019,358)
TOTAL NET ASSETS - 100.0%		$185,038,768

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
(a) Non-income producing security.
(b) Rate disclosed is the seven day annualized yield as of October 31, 2023.
(c) Amount represents investments in a particular sector. No industry within this sector represented more than 25% of the Fund's total assets at the time of investment.
(d) All or a portion of this security was out on loan at October 31, 2023. Total loaned securities had a market value of $17,156,300 as of October 31, 2023.

For Fund compliance purposes, the Fund's sector classifications refers to any one or more of the sector classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine classifications for reporting ease.

FCF US Quality ETF
Summary of Fair Value Disclosure at October 31, 2023 (Unaudited)

The FASB established a framework for measuring fair value in accordance with GAAP. Under FASB ASC Topic 820, Fair Value Measurement, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.
Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the Fund's investments as of October 31, 2023:

FCF US Quality ETF
	Level 1	Level 2	Level 3	Total
Common Stocks
Communications	$12,528,695	$-	$-	$12,528,695
Consumer Discretionary	13,706,746	-	-	13,706,746
Consumer Staples	12,207,809	-	-	12,207,809
Energy	12,392,667	-	-	12,392,667
Financials	8,650,727	-	-	8,650,727
Health Care	30,552,335	-	-	30,552,335
Industrials	9,150,186	-	-	9,150,186
Materials	5,948,460	-	-	5,948,460
Technology	77,798,405	-	-	77,798,405
Utilities	778,194	-	-	778,194
Total Common Stocks	183,714,224	-	-	183,714,224
Investment Purchased with the Cash Proceeds From Securities Lending	17,343,902	-	-	17,343,902
Total Investments	$201,058,126	$-	$-	$201,058,126

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by sector classifications.
The Fund did not invest in any Level 3 securities during the period.